Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Prepaid And Other Current Assets [Line Items]
Loan provided to equity affiliate		$ 1,177
Income tax receivable	728	2,367
VAT receivable	1,755	950
Withholding tax receivable	347	1,490
Foreign currency contracts	154	40
Contingent asset	1,000
Advances for share repurchases	699
Other receivables	733	660
Total other current assets	$ 5,416	$ 6,684